UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 2.0%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$375	$381,795
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	100	63,130
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	500	321,135

		$766,060

Education — 19.4%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,210,335
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	563,530
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,339,344
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	550,575
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	485,030
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	693,112
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	628,023
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	872,340
University of Pittsburgh, 5.25%, 9/15/29	500	600,310
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	645,202

		$7,587,801

Electric Utilities — 4.6%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$1,095	$1,171,749
York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	600	607,158

		$1,778,907

Escrowed/Prerefunded — 1.6%
Bucks County Industrial Development Authority, (Pennswood Village), Prerefunded to 10/1/12, 6.00%, 10/1/27	$600	$608,850

		$608,850

General Obligations — 10.5%
Chester County, 5.00%, 7/15/27	$500	$591,625
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,101,160
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,248,230
Philadelphia School District, 6.00%, 9/1/38	1,000	1,138,010

		$4,079,025

Hospital — 24.6%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$566,365
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	821,918

Security	Principal Amount (000’s omitted)	Value
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	$750	$853,837
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,215	1,243,905
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	825,165
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,561,410
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,237,843
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	271,870
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,000	1,177,340
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	746,435
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	274,550

		$9,580,638

Housing — 15.8%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$415	$433,858
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,095	1,135,154
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	830	847,737
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	539,220
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	885	912,417
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	513,800
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	970	988,711
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	785	808,048

		$6,178,945

Industrial Development Revenue — 8.4%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$225,066
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	811,065
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	292,820
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,419,997
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	527,820

		$3,276,768

Insured-Education — 8.0%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$549,905
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,110	1,195,359
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	413,588
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	954,222

		$3,113,074

Insured-Escrowed/Prerefunded — 8.7%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,614,400
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,773,200

		$3,387,600

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 3.7%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$559,950
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	866,902

		$1,426,852

Insured-Hospital — 4.8%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$329,653
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,554,091

		$1,883,744

Insured-Lease Revenue/Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$561,485
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,311,740

		$1,873,225

Insured-Special Tax Revenue — 2.1%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,855	$431,464
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,335	376,425

		$807,889

Insured-Transportation — 9.4%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$559,083
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,006,608
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(3)	1,800	2,105,766

		$3,671,457

Insured-Water and Sewer — 3.8%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$561,505
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	525	547,186
Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	360	361,181

		$1,469,872

Senior Living/Life Care — 2.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$1,000	$527,450
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	208,232
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	205,556

		$941,238

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$130,117

		$130,117

Transportation — 13.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$514,657
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	313,685
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	455	494,462

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$1,000	$1,097,730
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,392,806
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	849,000
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	520	572,182

		$5,234,522

Utilities — 1.6%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$642,660

		$642,660

Water and Sewer — 3.9%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$692,490
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	844,815

		$1,537,305

Total Tax-Exempt Investments — 153.8% (identified cost $55,362,454)		$59,976,549

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.3)%		$(21,175,566)

Other Assets, Less Liabilities — 0.5%		$196,237

Net Assets Applicable to Common Shares — 100.0%		$38,997,220

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 29.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 11.3% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,205,766.

A summary of open financial instruments at August 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/12	50 U.S. 30-Year Treasury Bond	Short	$(7,487,018)	$(7,570,313)	$(83,295)

At August 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $83,295.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,718,246

Gross unrealized appreciation	$5,309,386
Gross unrealized depreciation	(701,083)

Net unrealized appreciation	$4,608,303

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$59,976,549	$—	$59,976,549
Total Investments	$—	$59,976,549	$—	$59,976,549

Liability Description
Futures Contracts	$(83,295)	$—	$—	$(83,295)
Total	$(83,295)	$—	$—	$(83,295)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012